Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2024-1
Statement to Securityholders
Determination Date: July 10, 2025

Payment Date	7/15/2025
Collection Period Start	6/1/2025
Collection Period End	6/30/2025
Interest Period Start	6/16/2025
Interest Period End	7/14/2025

Cut-Off Date Net Pool Balance	$1,116,124,822.45
Cut-Off Date Adjusted Pool Balance	$1,085,195,990.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Dec-25
Class A-2a Notes	$248,942,938.95	$24,744,581.08	$224,198,357.87	0.712193	Oct-27
Class A-2b Notes	$62,314,814.45	$6,194,005.69	$56,120,808.76	0.712193	Oct-27
Class A-3 Notes	$393,600,000.00	$—	$393,600,000.00	1.000000	Jul-29
Class A-4 Notes	$65,440,000.00	$—	$65,440,000.00	1.000000	Jan-30
Class B Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Feb-30
Class C Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Apr-30
Class D Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Jan-31
Total Notes	$802,847,753.40	$30,938,586.77	$771,909,166.63

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$828,908,224.91	$797,084,393.16	0.714153
YSOC Amount	$23,347,481.53	$22,462,236.55
Adjusted Pool Balance	$805,560,743.38	$774,622,156.61
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,712,989.98	$2,712,989.98
Reserve Account Balance	$2,712,989.98	$2,712,989.98

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.62200%	ACT/360	$—
Class A-2a Notes	$248,942,938.95	4.61000%	30/360	$956,355.79
Class A-2b Notes	$62,314,814.45	4.62385%	ACT/360	$232,108.23
Class A-3 Notes	$393,600,000.00	4.62000%	30/360	$1,515,360.00
Class A-4 Notes	$65,440,000.00	4.66000%	30/360	$254,125.33
Class B Notes	$10,850,000.00	4.89000%	30/360	$44,213.75
Class C Notes	$10,850,000.00	5.09000%	30/360	$46,022.08
Class D Notes	$10,850,000.00	5.43000%	30/360	$49,096.25
Total Notes	$802,847,753.40			$3,097,281.43

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$828,908,224.91	$797,084,393.16
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$805,560,743.38	$774,622,156.61
Number of Receivables Outstanding	42,474	41,657
Weighted Average Contract Rate	7.56%	7.57%
Weighted Average Remaining Term (months)	48.8	47.8

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$5,243,693.44
Principal Collections	$31,600,692.98
Liquidation Proceeds	$151,916.31
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$36,996,302.73
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$36,996,302.73

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$690,756.85	$690,756.85	$—	$—	$36,305,545.88
Interest - Class A-1 Notes	$—	$—	$—	$—	$36,305,545.88
Interest - Class A-2a Notes	$956,355.79	$956,355.79	$—	$—	$35,349,190.09
Interest - Class A-2b Notes	$232,108.23	$232,108.23	$—	$—	$35,117,081.86
Interest - Class A-3 Notes	$1,515,360.00	$1,515,360.00	$—	$—	$33,601,721.86
Interest - Class A-4 Notes	$254,125.33	$254,125.33	$—	$—	$33,347,596.53
First Allocation of Principal	$—	$—	$—	$—	$33,347,596.53
Interest - Class B Notes	$44,213.75	$44,213.75	$—	$—	$33,303,382.78
Second Allocation of Principal	$6,525,596.79	$6,525,596.79	$—	$—	$26,777,785.99
Interest - Class C Notes	$46,022.08	$46,022.08	$—	$—	$26,731,763.91
Third Allocation of Principal	$10,850,000.00	$10,850,000.00	$—	$—	$15,881,763.91
Interest - Class D Notes	$49,096.25	$49,096.25	$—	$—	$15,832,667.66
Fourth Allocation of Principal	$10,850,000.00	$10,850,000.00	$—	$—	$4,982,667.66
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,982,667.66
Regular Principal Distribution Amount	$2,712,989.98	$2,712,989.98	$—	$—	$2,269,677.68
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,269,677.68
Remaining Funds to Certificates	$2,269,677.68	$2,269,677.68	$—	$—	$—
Total	$36,996,302.73	$36,996,302.73	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$23,347,481.53
Increase/(Decrease)	$(885,244.98)
Ending YSOC Amount	$22,462,236.55

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$805,560,743.38	$774,622,156.61
Note Balance	$802,847,753.40	$771,909,166.63
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,712,989.98	$2,712,989.98
Target Overcollateralization Amount	$2,712,989.98	$2,712,989.98
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,712,989.98
Beginning Reserve Account Balance	$2,712,989.98
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,712,989.98

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.03%	25	$223,138.77
Liquidation Proceeds of Defaulted Receivables[2]	0.02%	63	$151,916.31
Monthly Net Losses (Liquidation Proceeds)			$71,222.46
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.18%
Second Preceding Collection Period			(0.06)%
Preceding Collection Period			0.04%
Current Collection Period			0.11%
Four-Month Average Net Loss Ratio			0.07%
Cumulative Net Losses for All Periods			$1,000,881.85
Cumulative Net Loss Ratio			0.09%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.07%	27	$537,140.91
60-89 Days Delinquent	0.02%	9	$165,337.67
90-119 Days Delinquent	0.01%	4	$107,190.84
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.10%	40	$809,669.42

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		3	$82,982.60
Total Repossessed Inventory		4	$110,370.39

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		13	$272,528.51
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.01%
Second Preceding Collection Period			0.03%
Preceding Collection Period			0.03%
Current Collection Period			0.03%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of June 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.40	0.05%	16	0.04%